Schedule of net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accretion of mezzanine equity to redemption value		$ 10,300	$ 11,587	$ 13,194
Conversion of redeemable principal interests into ordinary shares upon IPO		(131,308)
Net (loss)/income attributable to the Company’s ordinary shareholders		32,466	(21,577)	(18,710)
Redeemable Common Stock [Member]
Attribution of net (loss)/income		8,305	(6,235)	(5,407)
Accretion of mezzanine equity to redemption value		10,300	10,782	10,675
Conversion of redeemable principal interests into ordinary shares upon IPO		(53,469)
Net (loss)/income attributable to the Company’s ordinary shareholders		$ (34,864)	$ 4,547	$ 5,268
Basic weighted average shares outstanding		26,294,899	28,900,700	28,900,700
Diluted weighted average shares outstanding		26,294,899	28,900,700	28,900,700
Basic net income (loss) per shares	[1]	$ (1.33)	$ 0.16	$ 0.18
Diluted net income (loss) per shares	[1]	$ (1.33)	$ 0.16	$ 0.18
Non-redeemable Common Stock [Member]
Attribution of net (loss)/income		$ 24,161	$ (15,342)	$ (13,303)
Accretion of mezzanine equity to redemption value
Conversion of redeemable principal interests into ordinary shares upon IPO
Net (loss)/income attributable to the Company’s ordinary shareholders		$ 24,161	$ (15,342)	$ (13,303)
Basic weighted average shares outstanding		76,497,505	71,117,252	71,099,300
Diluted weighted average shares outstanding		76,497,505	71,117,252	71,099,300
Basic net income (loss) per shares	[1]	$ 0.32	$ (0.22)	$ (0.19)
Diluted net income (loss) per shares	[1]	$ 0.32	$ (0.22)	$ (0.19)

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization, First Share Split and Second Share Split (See Note 1(c) and Note 16).